CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS? EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	11 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS? DEFICIT
Sponsor per share		$ 0.006	$ 0.006
Issuance of Series B-1 convertible preferred stock, issuance costs	$ 106